FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of hedging instruments
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of December 31, 2022 and 2021:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2022	Interest rate caps of US$ LIBOR debt	$2,042	2.5% - 5.0%	May 2023 - Apr. 2027	$20
	Interest rate caps of US$ SOFR debt	3,989	1.0% - 6.0%	Aug. 2023 - Nov. 2024	74
	Interest rate swaps of US$ SOFR debt	2,500	3.7%	Dec. 2027	3
	Interest rate caps of £ SONIA debt	1,024	1.0% - 2.5%	Jul. 2024 - Mar. 2025	41
	Interest rate swaps of £ SONIA debt	804	2.7%	Jan. 2023 - Jul. 2024	20
	Interest rate caps of € EURIBOR debt	96	1.3%	Apr. 2023	—
	Interest rate caps of C$ LIBOR debt	177	4.0%	Oct. 2024	2
	Interest rate swaps of AUD BBSW/BBSY debt	132	5.3% - 5.8%	Apr. 2024	—
Dec. 31, 2021	Interest rate caps of US$ LIBOR debt	$9,590	2.5% - 5.0%	Jan. 2022 - Jun. 2024	$—
	Interest rate swaps of US$ LIBOR debt	2,130	1.0% - 2.6%	Nov. 2022 - Feb. 2024	(50)
	Interest rate caps of £ LIBOR debt	2,301	1.0% - 2.5%	Jan. 2022 - Dec. 2023	—
	Interest rate caps of £ SONIA debt	974	2.0%	Oct. 2022 - Mar. 2025	5
	Interest rate caps of € EURIBOR debt	102	1.3%	Apr. 2022	—
	Interest rate caps of C$ LIBOR debt	240	2.0%	Oct. 2022	—
	Interest rate swaps of AUD BBSW/BBSY debt	422	0.8% - 1.6%	Apr. 2023 - Apr. 2024	—
The following table presents the partnership’s outstanding derivatives that are designated as net investment hedges in foreign subsidiaries or cash flow hedges as of December 31, 2022 and 2021:

(US$ Millions)	Hedging item	Net Notional		Rates	Maturity dates	Fair value
Dec. 31, 2022	Net investment hedges		€105	€0.91/$ - €1.02/$	Feb. 2023 - Dec. 2025	(7)
	Net investment hedges		£1,319	£0.76/$ - £0.93/$	Jan. 2023 - Jul. 2023	(243)
	Net investment hedges	A$	—	A$1.49/$ - A$1.55/$	May. 2023	(1)
	Net investment hedges	C¥	2,703	C¥6.59/$ - C¥6.99/$	Jun. 2023 - Mar. 2025	(9)
	Net investment hedges	R$	908	R$6.24/$ - R$7.00/$	May. 2023 - Dec. 2024	(22)
	Net investment hedges	₩	820,473	₩1,283.60/$ - ₩1,410.00/$	Jan. 2023 - Nov. 2024	(42)
	Net investment hedges	Rs	84,251	Rs79.40/$ - Rs89.84/$	Mar. 2023 - Jul. 2024	(5)
	Net investment hedges		£374	£0.86/€	Jul. 2023	(16)
	Cross currency swaps of C$ LIBOR debt	C$	2,500	C$1.25/$ - C$1.38/$	Jul. 2023 - Jan. 2027	(45)
Dec. 31, 2021	Net investment hedges		€389	€0.81/$ - €0.88/$	Jul. 2022 - Sep. 2024	$(2)
	Net investment hedges		£4,395	£0.71/$ - £0.76/$	Jun. 2022 - Mar. 2023	(89)
	Net investment hedges	A$	974	A$1.35/$ - A$1.41/$	Mar. 2022 - Mar. 2023	(14)
	Net investment hedges	C¥	1,596	C¥6.68/$ - C¥6.99/$	Jun. 2022 - Jun. 2023	(7)
	Net investment hedges	R$	2,546	R$5.87/$ - R$6.54/$	Sep. 2022 - Oct. 2022	(5)
	Net investment hedges	₩	720,095	₩1,165.75/$ - ₩1,197.60/$	Jun. 2022 - Jun. 2023	4
	Net investment hedges	Rs	75,690	Rs76.35/$ - Rs87.13/$	Jan. 2022 - Jul. 2024	(27)
	Net investment hedges		£90	£0.91/€	Apr. 2022	9
	Cross currency swaps of C$ LIBOR debt	C$	2,500	C$1.25/$ - C$1.38/$	Jul. 2023 - Jan. 2027	56

Disclosure of other derivatives
The following tables provide detail of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of December 31, 2022 and 2021:

(US$ millions)	Derivative type	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2022	Interest rate caps	$7,622	2.0% - 6.0%	Jan. 2023 - Nov. 2032	$30
	Interest rate swaps on forecasted fixed rate debt	335	3.6% - 5.3%	Jun. 2023	(21)
Dec. 31, 2021	Interest rate caps	$5,388	3.0% - 5.0%	Jan. 2022 - Feb. 2027	$—
	Interest rate swaps on forecasted fixed rate debt	1,285	2.7% - 6.4%	Jun. 2022 - Jun. 2033	(253)
	Interest rate swaps of US$ debt	1,696	0.8% - 5.1%	Nov. 2022 - Mar. 2024	(8)

Disclosure of financial assets
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

		Dec. 31, 2022		Dec. 31, 2021
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	686	686	225	225
Other non-current assets
Securities - FVTPL	FVTPL	2,523	2,523	2,200	2,200
Derivative assets	FVTPL	170	170	111	111
Accounts receivable	Amortized cost	464	464	2	2
Securities - FVTOCI	FVTOCI	69	69	108	108
Restricted cash	Amortized cost	584	584	356	356
Current assets
Securities - FVTOCI	FVTOCI	36	36	—	—
Derivative assets	FVTPL	124	124	33	33
Accounts receivable(1)	Amortized cost	787	787	1,128	1,128
Restricted cash	Amortized cost	342	342	331	331
Cash and cash equivalents	Amortized cost	4,020	4,020	2,576	2,576
Total financial assets		$9,805	$9,805	$7,070	$7,070
Financial liabilities
Debt obligations(2)	Amortized cost	$58,562	$57,790	$55,327	$55,474
Capital securities	Amortized cost	2,256	2,256	2,226	2,226
Capital securities - fund subsidiaries	FVTPL	577	577	859	859
Other non-current liabilities
Loan payable	FVTPL	171	171	1	1
Accounts payable	Amortized cost	824	824	499	499
Derivative liabilities	FVTPL	371	371	277	277
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	2,852	2,852	2,097	2,097
Loans and notes payable	Amortized cost	226	226	899	899
Derivative liabilities	FVTPL	167	167	221	221
Total financial liabilities		$66,006	$65,234	$62,406	$62,553
(1)Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of nil  and $276 million as of December 31, 2022 and December 31, 2021, respectively.
(2)Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of nil  and $3,006 million as of December 31, 2022 and December 31, 2021, respectively.
(3)Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of nil  and $76 million as of December 31, 2022 and December 31, 2021, respectively.

Disclosure of financial liabilities
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

		Dec. 31, 2022		Dec. 31, 2021
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	686	686	225	225
Other non-current assets
Securities - FVTPL	FVTPL	2,523	2,523	2,200	2,200
Derivative assets	FVTPL	170	170	111	111
Accounts receivable	Amortized cost	464	464	2	2
Securities - FVTOCI	FVTOCI	69	69	108	108
Restricted cash	Amortized cost	584	584	356	356
Current assets
Securities - FVTOCI	FVTOCI	36	36	—	—
Derivative assets	FVTPL	124	124	33	33
Accounts receivable(1)	Amortized cost	787	787	1,128	1,128
Restricted cash	Amortized cost	342	342	331	331
Cash and cash equivalents	Amortized cost	4,020	4,020	2,576	2,576
Total financial assets		$9,805	$9,805	$7,070	$7,070
Financial liabilities
Debt obligations(2)	Amortized cost	$58,562	$57,790	$55,327	$55,474
Capital securities	Amortized cost	2,256	2,256	2,226	2,226
Capital securities - fund subsidiaries	FVTPL	577	577	859	859
Other non-current liabilities
Loan payable	FVTPL	171	171	1	1
Accounts payable	Amortized cost	824	824	499	499
Derivative liabilities	FVTPL	371	371	277	277
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	2,852	2,852	2,097	2,097
Loans and notes payable	Amortized cost	226	226	899	899
Derivative liabilities	FVTPL	167	167	221	221
Total financial liabilities		$66,006	$65,234	$62,406	$62,553
(1)Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of nil  and $276 million as of December 31, 2022 and December 31, 2021, respectively.
(2)Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of nil  and $3,006 million as of December 31, 2022 and December 31, 2021, respectively.
(3)Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of nil  and $76 million as of December 31, 2022 and December 31, 2021, respectively.

Disclosure of fair value measurement of assets
The following table presents the partnership’s investment properties measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above in Note 2(i), Summary of Significant Accounting Policies, Fair value measurement.

	Dec. 31, 2022				Dec. 31, 2021
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office	$—	$—	$22,129	$1,355	$—	$—	$24,644	$1,023
Core Retail	—	—	19,438	106	—	—	18,991	—
LP Investments	—	—	24,500	1,057	—	—	18,678	1,277
Total	$—	$—	$66,067	$2,518	$—	$—	$62,313	$2,300
(1)Represents excess land held for capital appreciation rather than an operating hotel asset.
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2022				Dec. 31, 2021
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities designated as FVTPL	10	305	2,208	2,523	17	218	1,965	2,200
Securities designated as FVTOCI	36	—	69	105	13	—	95	108
Derivative assets	—	294	—	294	—	144	—	144
Total financial assets	$46	$599	$2,277	$2,922	$30	$362	$2,060	$2,452

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$577	$577	$—	$—	$859	$859
Derivative liabilities	—	538	—	538	—	498	—	498
Total financial liabilities	$—	$538	$577	$1,115	$—	$498	$859	$1,357
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2022 and 2021:

	Dec. 31, 2022		Dec. 31, 2021
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$2,060	$859	$1,682	$863
Additions	353	—	553	—
Dispositions	(222)	—	(88)	—
Fair value (losses) gains, net and OCI	86	(292)	366	2
Other	—	10	(453)	(6)
Balance, end of year	$2,277	$577	$2,060	$859

Disclosure of valuation techniques and inputs for fair value liabilities
The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Disclosure of valuation techniques and inputs for fair value assets
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Dec. 31, 2022			Dec. 31, 2021
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Core Office	Discounted cash flow	6.8%	5.4%	11	6.5%	5.3%	11
Core Retail	Discounted cash flow	7.2%	5.3%	10	7.0%	5.3%	10
LP Investment(1)	Discounted cash flow	9.1%	6.3%	8	9.4%	7.0%	8
(1) The valuation method used to value multifamily and manufactured housing properties is the direct capitalization method. At December 31, 2022, the overall implied capitalization rate used for properties using the direct capitalization method was 4.3% (December 31, 2021 - 4.3%).
The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Disclosure of fair value measurement of liabilities
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2022				Dec. 31, 2021
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities designated as FVTPL	10	305	2,208	2,523	17	218	1,965	2,200
Securities designated as FVTOCI	36	—	69	105	13	—	95	108
Derivative assets	—	294	—	294	—	144	—	144
Total financial assets	$46	$599	$2,277	$2,922	$30	$362	$2,060	$2,452

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$577	$577	$—	$—	$859	$859
Derivative liabilities	—	538	—	538	—	498	—	498
Total financial liabilities	$—	$538	$577	$1,115	$—	$498	$859	$1,357
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2022 and 2021:

	Dec. 31, 2022		Dec. 31, 2021
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$2,060	$859	$1,682	$863
Additions	353	—	553	—
Dispositions	(222)	—	(88)	—
Fair value (losses) gains, net and OCI	86	(292)	366	2
Other	—	10	(453)	(6)
Balance, end of year	$2,277	$577	$2,060	$859

Disclosure of interest rate and foreign currency risk
The following table outlines the impact on interest expense of a 100 basis point increase or decrease in interest rates on the partnership’s variable rate liabilities and fixed rate debt maturing within one year:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Variable rate property debt	$367	$255
Fixed rate property debt due within one year	35	31
Total	$402	$286

Disclosure of sensitivity analysis for types of market risk
The partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar is summarized below:

	Dec. 31, 2022
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	142	$(11)	$—
Australian Dollar	A$	1,560	(106)	—
British Pound		£4,059	(490)	—
Euro		€690	(74)	—
Brazilian Real	R$	3,129	(60)	—
Indian Rupee	Rs	33,212	(40)	—
Chinese Yuan	C¥	2,554	(37)	—
South Korean Won	₩	417,865	(33)	—
United Arab Emirates Dirham	AED	1,287	(35)	—
Total			$(886)	$—
(1)Net of Canadian Dollar denominated loans.

	Dec. 31, 2021
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	339	$(27)	$—
Australian Dollar	A$	1,708	(124)	—
British Pound		£6,375	(863)	—
Euro		€1,297	(147)	—
Brazilian Real	R$	745	(13)	—
Indian Rupee	Rs	617	(1)	—
Chinese Yuan	C¥	730	(11)	—
South Korean Won	₩	289,443	(24)	—
United Arab Emirates Dirham	AED	342	(9)	—
Czech Koruna	CZK	5	—	—
Hungarian Forint	HUF	5	—	—
Total			$(1,219)	$—
(1)Net of Canadian Dollar denominated loans.

	Dec. 31, 2020
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	521	$(41)	$—
Australian Dollar	A$	2,056	(158)	—
British Pound		£4,206	(575)	—
Euro		€328	(40)	—
Brazilian Real	R$	3,364	(65)	—
Indian Rupee	Rs	28,281	(39)	—
Hong Kong Dollar	HK$	—	—	—
Chinese Yuan	C¥	1,084	(17)	—
South Korean Won	₩	204,795	(19)	—
United Arab Emirates Dirham	AED	708	(19)	—
Czech Koruna	CZK	8	—	—
Hungarian Forint	HUF	334	—	—
Poland Zloty	PLN	3	—	—
Total			$(973)	$—
(1)Net of Canadian Dollar denominated loans.